Transactions with related parties, Textuals 2 (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	5 Months Ended	11 Months Ended		12 Months Ended
	Jan. 31, 2020	Jun. 07, 2019	Nov. 30, 2019	Nov. 18, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Management fees					$ 231	$ 142	$ 0
Due to related parties, current					68	8
Discount premium amortization					0	0	8,990
Purchase price					0	21,000	$ 0
Purchase price of the vessels					$ 63,386	60,161
Issuance of common stock in exchange for vessels acquisition						21,000
Rongelap Shipping Company Inc [Member]
Related Party Transaction [Line Items]
Purchase price						$ 11,000
Taburao Shipping Company Inc, Tarawa Shipping Company Inc, Rongelap Shipping Company Inc [Member]
Related Party Transaction [Line Items]
Purchase price			$ 21,000
Number of common stock issued in exchange for vessels acquisition						2,170,947
P. Fos (ex Virgo Sun) Tanker Vessel [Member] | Rongelap Shipping Company Inc [Member]
Related Party Transaction [Line Items]
Purchase price of the vessels						$ 26,000
Advance payments for vessels acquisition	$ 15,000
Issuance of common stock in exchange for vessels acquisition				$ 11,000
Price per common share				$ 9.027
Vessel delivery date					Jan. 31, 2020
P. Kikuma Tanker Vessel [Member]
Related Party Transaction [Line Items]
Purchase price of the vessels					$ 26,000
Vessel delivery date					Mar. 31, 2020
Blue Moon and Briolette Vessels [Member] | Taburao Shipping Company Inc, Tarawa Shipping Company Inc [Member]
Related Party Transaction [Line Items]
Issuance of common stock in exchange for vessels acquisition		$ 10,000
Price per common share		$ 10.5
Blue Moon Tanker Vessel [Member] | Tabuaro Shipping Company Inc [Member]
Related Party Transaction [Line Items]
Purchase price of the vessels						30,000
Advance payments for vessels acquisition						$ 8,000
Vessel delivery date						Aug. 31, 2019
Briolette Vessel [Member] | Tarawa Shipping Company Inc (Notes 3, 5) [Member]
Related Party Transaction [Line Items]
Purchase price of the vessels						$ 30,000
Advance payments for vessels acquisition						$ 2,000
Vessel delivery date						Nov. 30, 2019
Diana Shipping Inc [Member]
Related Party Transaction [Line Items]
Debt Instrument, Issuance Date							Jun. 30, 2017
Debt Instrument, Face Amount							$ 87,617
Interest bearing "discount premium"							$ 5,000
Debt Instrument, Maturity Date							Jul. 31, 2018
Weighted average interest rate							6.12%
Interest expense on related party debt							$ 2,054
Discount premium amortization							$ 2,708
Diana Shipping Inc [Member] | Loans Payable [Member]
Related Party Transaction [Line Items]
Debt Instrument, Issuance Date					May 30, 2013
Debt Instrument, Face Amount					$ 50,000
Diana Wilhelmsen Management Limited [Member]
Related Party Transaction [Line Items]
Management fees					116	$ 5
Commissions					21
Due from related parties, current					0	0
Due to related parties, current					$ 0	$ 0